Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Schedule of prepayments and other current assets

	December 31,
	2018	2019
	RMB	RMB

Interests receivable	218,553	324,019
Prepayments and deposits to vendors and content providers	183,293	235,134
Loans to third parties	180,964	93,253
Value added taxes to be deducted	69,563	84,783
Receivables from payment platforms	112,061	74,770
Rental and other deposits	22,457	38,489
Employee advances	11,536	27,683
Receivables from disposal of subsidiaries and investments	59,255	19,882
Amounts receivables from issuance of a subsidiary’s preferred shares	102,951	—
Others	58,386	72,794

Total	1,019,019	970,807